UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Hoya Capital High Dividend Yield ETF
RIET (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital High Dividend Yield ETF	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$109,146,287
Number of Holdings	99
Net Advisory Fee	$261,935
Portfolio Turnover	16%
30-Day SEC Yield	9.57%
30-Day SEC Yield Unsubsidized	9.57%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.3%
Rithm Capital Corp.	3.1%
Global Net Lease, Inc.	2.8%
AGNC Investment Corp.	2.7%
Annaly Capital Management, Inc.	2.3%
Chimera Investment Corp.	2.1%
Adamas Trust, Inc.	2.1%
Highwoods Properties, Inc.	1.8%
Apple Hospitality REIT, Inc.	1.7%
Millrose Properties, Inc.	1.7%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/riet.
Hoya Capital High Dividend Yield ETF	PAGE 1	TSR-SAR-26922B840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital High Dividend Yield ETF	PAGE 2	TSR-SAR-26922B840

Hoya Capital Housing ETF
HOMZ (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital Housing ETF	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$34,763,725
Number of Holdings	99
Net Advisory Fee	$52,621
Portfolio Turnover	15%
30-Day SEC Yield	2.84%
30-Day SEC Yield Unsubsidized	2.84%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Home Depot, Inc.	3.1%
Vivmark Residential	2.9%
Lowe’s Companies, Inc.	2.8%
M/I Homes, Inc.	1.7%
KB Home	1.6%
Welltower, Inc.	1.6%
Green Brick Partners, Inc.	1.6%
PulteGroup, Inc.	1.6%
Meritage Homes Corp.	1.6%
UMH Properties, Inc.	1.6%
Industry Breakdown (% of Net Assets)

Residential REITs & Real Estate Operators (28.9%)
Home Building Products & Materials (15.4%)
Home Furnishings & Home Goods (15.3%)
Homebuilders (14.1%)
Mortgage Lenders & Servicers (10.2%)
Home Improvement Retailers (5.9%)
Property, Title & Mortgage Insurance (5.7%)
Real Estate Technology, Brokerage & Services (4.1%)
Cash & Other (0.4%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/homz.
Hoya Capital Housing ETF	PAGE 1	TSR-SAR-26922A230

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital Housing ETF	PAGE 2	TSR-SAR-26922A230

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hoya Capital High Dividend Yield ETF (Ticker: RIET)
Hoya Capital Housing ETF (Ticker: HOMZ)
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.6%
Dividend Champions - 15.4%
AGNC Investment Corp.	164,827	$1,768,594
Apple Hospitality REIT, Inc.	116,287	1,854,778
Gaming and Leisure Properties, Inc.	35,218	1,481,621
Healthpeak Properties, Inc.	85,297	1,775,883
Lineage, Inc.	41,160	1,615,530
Millrose Properties, Inc.	60,905	1,852,730
NNN REIT, Inc.(a)	37,398	1,690,390
Omega Healthcare Investors, Inc.	35,132	1,606,235
Starwood Property Trust, Inc.	97,325	1,528,002
WP Carey, Inc.(a)	22,586	1,580,117
		16,753,880
Large-Cap REITs - 15.6%
Americold Realty Trust, Inc.	113,626	1,698,709
Annaly Capital Management, Inc.	78,453	1,798,143
Blackstone Mortgage Trust, Inc. - Class A	93,748	1,303,097
Broadstone Net Lease, Inc.(a)	82,478	1,720,491
EPR Properties	28,692	1,684,507
Highwoods Properties, Inc.	65,606	2,007,543
Kilroy Realty Corp.	49,529	1,797,903
Rithm Capital Corp.	181,723	1,822,682
Sabra Health Care REIT, Inc.	81,206	1,655,790
VICI Properties, Inc.	59,034	1,514,222
		17,003,087
Mid-Cap REITs - 29.9%(b)
Alexander’s, Inc.	5,448	1,480,004
American Assets Trust, Inc.	59,084	1,327,027
Apollo Commercial Real Estate Finance, Inc.	123,055	850,310
Arbor Realty Trust, Inc.(a)	241,714	1,210,987
ARMOUR Residential REIT, Inc.(a)	81,235	1,317,632
BrightSpire Capital, Inc.	237,441	1,127,845
Douglas Emmett, Inc.	117,464	1,357,884
Dynex Capital, Inc.	105,826	1,364,097
Easterly Government Properties, Inc.	56,672	1,390,164
Getty Realty Corp.(a)	40,496	1,312,880
Global Net Lease, Inc.	290,066	2,662,809
Innovative Industrial Properties, Inc.(a)	23,589	1,342,686
Invesco Mortgage Capital, Inc.(a)	171,058	1,250,434
Ladder Capital Corp.	132,883	1,302,253
LTC Properties, Inc.	34,960	1,409,587
Medical Properties Trust, Inc.	265,029	1,052,165
MFA Financial, Inc.	142,470	1,256,585
NexPoint Residential Trust, Inc.	45,248	1,072,830
Orchid Island Capital, Inc.	199,147	1,312,379
Park Hotels & Resorts, Inc.(a)	116,967	1,789,595

The accompanying notes are an integral part of these financial statements.

1

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mid-Cap REITs - (Continued)
PennyMac Mortgage Investment Trust	128,200	$1,194,824
RLJ Lodging Trust	140,527	1,551,418
Saul Centers, Inc.	38,979	1,271,105
UMH Properties, Inc.	87,986	1,447,370
		32,654,870
Small-Cap REITs - 28.7%(b)
Adamas Trust, Inc.	151,259	1,473,263
AH Realty Trust, Inc.	194,541	1,260,626
Alpine Income Property Trust, Inc.	69,773	1,357,783
Angel Oak Mortgage REIT, Inc.	165,578	1,374,297
Ares Commercial Real Estate Corp.	281,656	1,287,168
Braemar Hotels & Resorts, Inc.	540,699	1,092,212
Brandywine Realty Trust	448,772	1,355,291
BRT Apartments Corp.	92,649	1,326,734
Chicago Atlantic Real Estate Finance, Inc.	119,145	1,296,298
Chimera Investment Corp.	101,536	1,163,603
Clipper Realty, Inc.	462,655	1,522,135
Community Healthcare Trust, Inc.	77,455	1,139,363
CTO Realty Growth, Inc.	66,045	1,409,400
Ellington Financial, Inc.	99,790	1,335,190
Franklin BSP Realty Trust, Inc.	158,951	1,330,420
Gladstone Commercial Corp.	106,152	1,376,791
Nexpoint Real Estate Finance, Inc.	88,324	1,521,822
One Liberty Properties, Inc.	57,528	1,376,645
Redwood Trust, Inc.	254,979	1,178,003
Seven Hills Realty Trust	160,458	1,214,667
Sunrise Realty Trust, Inc.	162,184	1,214,758
TPG Mortgage Investment Trust, Inc.	176,451	1,187,515
TPG RE Finance Trust, Inc.	161,993	1,252,206
Universal Health Realty Income Trust	31,821	1,304,025
		31,350,215
TOTAL COMMON STOCKS (Cost $98,071,311)		97,762,052
PREFERRED STOCKS - 9.9%
Preferreds Issued by U.S. REITs - 9.9%
ACRES Commercial Realty Corp., Series C, 9.77% (3 mo. Term SOFR + 5.93%), Perpetual	14,820	357,903
Adamas Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual(c)	15,936	397,284
Series E, 11.28% (3 mo. LIBOR USD + 6.43%), Perpetual(c)	14,763	379,114
AGNC Investment Corp.
Series C, 9.17% (3 mo. Term SOFR + 5.37%), Perpetual	14,527	375,741
Series D, 8.35% (3 mo. Term SOFR + 4.59%), Perpetual	15,054	379,361
Series E, 9.06% (3 mo. Term SOFR + 5.25%), Perpetual	14,605	375,641

The accompanying notes are an integral part of these financial statements.

2

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Preferreds Issued by U.S. REITs - (Continued)
Annaly Capital Management, Inc.
Series F, 9.06% (3 mo. Term SOFR + 5.25%), Perpetual	14,364	$372,602
Series G, 8.23% (3 mo. Term SOFR + 4.43%), Perpetual	14,803	379,105
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	22,634	353,543
Chimera Investment Corp.
Series B, 9.78% (3 mo. Term SOFR + 6.05%), Perpetual	15,269	379,587
Series C, 8.74% (3 mo. Term SOFR + 5.00%), Perpetual	15,956	373,370
Series D, 9.33% (3 mo. Term SOFR + 5.60%), Perpetual	15,274	376,962
Dynex Capital, Inc., Series C, 9.52% (3 mo. Term SOFR + 5.72%), Perpetual	14,391	372,583
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual	18,699	364,257
Global Net Lease, Inc., Series D, 7.50%, Perpetual	15,866	375,548
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	18,837	312,883
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual(a)	25,824	377,805
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	15,611	391,368
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	20,861	381,130
MFA Financial, Inc., Series C, 9.41% (3 mo. Term SOFR + 5.61%), Perpetual	15,765	371,739
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual	18,763	378,450
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual	20,313	373,353
Ready Capital Corp., Series E, 6.50%, Perpetual	28,912	381,644
Redwood Trust, Inc., 10.00% to 04/15/2028 then 5 yr. CMT Rate + 6.28%, Perpetual	15,068	371,788
Rithm Capital Corp.
Series A, 9.86% (3 mo. Term SOFR + 6.06%), Perpetual	14,734	376,012
Series B, 9.70% (3 mo. Term SOFR + 5.90%), Perpetual	14,805	376,343
Series C, 9.03% (3 mo. Term SOFR + 5.23%), Perpetual	15,226	378,214
Series E, 8.75%, Perpetual	15,439	380,417
TPG Mortgage Investment Trust, Inc., Series C, 10.54% (3 mo. Term SOFR + 6.74%), Perpetual	14,732	368,005
TOTAL PREFERRED STOCKS (Cost $10,730,268)		10,831,752

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(d)	10,099,812	10,099,812
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,099,812)		10,099,812

The accompanying notes are an integral part of these financial statements.

3

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.59%(d)	414,860	$414,860
TOTAL MONEY MARKET FUNDS (Cost $414,860)		414,860
TOTAL INVESTMENTS - 109.1% (Cost $119,316,251)		$119,108,476
Liabilities in Excess of Other Assets - (9.1)%		(9,962,189)
TOTAL NET ASSETS - 100.0%		$109,146,287

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $9,734,064.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Home Building Products & Materials - 15.4%
Advanced Drainage Systems, Inc.	1,928	$261,687
Beazer Homes USA, Inc.(a)	10,525	349,220
Builders FirstSource, Inc.(a)	3,458	229,611
Cavco Industries, Inc.(a)	504	281,802
Century Communities, Inc.	4,935	333,359
Champion Homes, Inc.(a)	3,611	322,354
Dream Finders Homes, Inc. - Class A(a)	17,573	246,901
Eagle Materials, Inc.	1,286	249,818
Forestar Group, Inc.(a)	9,891	279,619
Griffon Corp.	3,021	294,215
Installed Building Products, Inc.	1,197	290,668
Lennox International, Inc.	529	202,417
LGI Homes, Inc.(a)	5,560	311,026
Louisiana-Pacific Corp.	3,636	256,374
Millrose Properties, Inc.	9,279	282,267
QXO, Inc.(a)	15,380	204,246
Rayonier, Inc.	12,593	258,157
Simpson Manufacturing Co., Inc.	1,386	253,098
Watsco, Inc.	683	211,607
Weyerhaeuser Co.	10,836	253,237
		5,371,683
Home Furnishings & Home Goods - 15.3%
A O Smith Corp.	4,642	274,482
Carrier Global Corp.	4,211	245,164
Floor & Decor Holdings, Inc. - Class A(a)	5,515	277,239
Fortune Brands Home & Security, Inc.	7,062	313,058
Hayward Holdings, Inc.(a)	19,197	269,718
James Hardie Industries PLC(a)	12,807	380,496
La-Z-Boy, Inc.	7,255	229,548
Masco Corp.	3,953	285,249
Masterbrand, Inc.(a)	34,485	284,501
Mohawk Industries, Inc.(a)	2,596	332,937
Owens Corning	2,264	312,772
RH(a)	1,949	290,693
Sherwin-Williams Co.	860	291,377
Somnigroup International, Inc.	3,975	257,381
Trex Company, Inc.(a)	6,786	309,306
Wayfair, Inc. - Class A(a)	3,964	393,506
Whirlpool Corp.	6,231	254,474
Williams-Sonoma, Inc.	1,381	315,213
		5,317,114
Home Improvement Retailers - 5.9%
Home Depot, Inc.	3,276	1,073,971
Lowe’s Companies, Inc.	4,769	976,214
		2,050,185

The accompanying notes are an integral part of these financial statements.

5

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Homebuilders - 14.1%
DR Horton, Inc.	3,568	$515,790
Green Brick Partners, Inc.(a)	7,731	558,333
KB Home	10,551	562,368
Lennar Corp. - Class A	5,771	485,399
M/I Homes, Inc.(a)	3,950	587,799
Meritage Homes Corp.	7,983	554,260
NVR, Inc.(a)	85	536,795
PulteGroup, Inc.	4,404	556,313
Toll Brothers, Inc.	3,817	547,549
		4,904,606
Mortgage Lenders & Servicers - 10.2%
AGNC Investment Corp.	22,321	239,504
Annaly Capital Management, Inc.	10,625	243,525
Arbor Realty Trust, Inc.	40,915	204,984
Chimera Investment Corp.	17,187	196,963
Citizens Financial Group, Inc.	3,624	249,585
Dynex Capital, Inc.	17,917	230,950
Ellington Financial, Inc.	16,894	226,042
Essent Group Ltd.	3,750	253,350
MFA Financial, Inc.	24,116	212,703
PennyMac Mortgage Investment Trust	21,705	202,291
PNC Financial Services Group, Inc.	1,040	249,215
Rithm Capital Corp.	24,611	246,848
Starwood Property Trust, Inc.	13,181	206,942
Truist Financial Corp.	4,711	233,572
UWM Holdings Corp.	73,754	106,943
Wells Fargo & Co.	2,983	257,701
		3,561,118
Property, Title & Mortgage Insurance - 5.7%
Allstate Corp.	1,052	271,206
Fidelity National Financial, Inc.	4,688	217,758
First American Financial Corp.	3,342	247,041
MGIC Investment Corp.	8,765	268,647
Old Republic International Corp.	5,792	241,700
Radian Group, Inc.	6,273	224,950
Stewart Information Services Corp.	3,367	231,144
Travelers Companies, Inc.	744	272,252
		1,974,698
Real Estate Technology, Brokerage & Services - 4.1%
Appfolio, Inc. - Class A(a)	1,382	323,678
Compass, Inc. - Class A(a)	27,131	286,503
CoStar Group, Inc.(a)	6,713	215,286
Opendoor Technologies, Inc.(a)	50,309	160,989

The accompanying notes are an integral part of these financial statements.

6

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Technology, Brokerage & Services - (Continued)
Rocket Cos., Inc. - Class A(a)	16,526	$221,614
Zillow Group, Inc. - Class C(a)	6,271	219,234
		1,427,304
Residential REITs & Real Estate Operators - 28.9%(b)
American Homes 4 Rent - Class A	15,890	529,137
Camden Property Trust	4,771	504,772
Centerspace	7,514	394,410
CubeSmart	12,797	508,297
Equity LifeStyle Properties, Inc.	8,069	511,978
Essex Property Trust, Inc.	1,853	524,325
Extra Space Storage, Inc.	3,578	504,856
Independence Realty Trust, Inc.	30,413	492,082
Invitation Homes, Inc.	17,507	510,154
Mid-America Apartment Communities, Inc.	3,910	503,803
NexPoint Residential Trust, Inc.	17,242	408,808
Omega Healthcare Investors, Inc.	10,705	489,433
Public Storage	1,680	515,743
Sun Communities, Inc.	4,014	487,380
UDR, Inc.	13,490	498,455
UMH Properties, Inc.	33,514	551,305
Ventas, Inc.	5,815	530,154
Vivmark Residential	15,460	1,007,082
Welltower, Inc.	2,372	560,361
		10,032,535
TOTAL COMMON STOCKS (Cost $33,289,039)		34,639,243
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.59%(c)	104,341	104,341
TOTAL MONEY MARKET FUNDS (Cost $104,341)		104,341
TOTAL INVESTMENTS - 99.9% (Cost $33,393,380)		$34,743,584
Other Assets in Excess of Liabilities - 0.1%		20,141
TOTAL NET ASSETS - 100.0%		$34,763,725

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

HOYA CAPITAL ETFs
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
ASSETS:
Investments, at value	$119,108,476	$34,743,584
Dividends receivable	181,230	29,275
Security lending income receivable	2,797	—
Total assets	119,292,503	34,772,859
LIABILITIES:
Payable upon return of securities loaned	10,099,812	—
Payable to Adviser	46,404	9,134
Total liabilities	10,146,216	9,134
NET ASSETS	$ 109,146,287	$34,763,725
Net Assets Consist of:
Paid-in capital	$118,583,818	$35,332,798
Total distributable earnings (accumulated losses)	(9,437,531)	(569,073)
Total net assets	$ 109,146,287	$34,763,725
Net assets	$109,146,287	$34,763,725
Shares issued and outstanding (unlimited shares authorized without par value)	11,670,000	775,000
Net asset value per share	$9.35	$44.86
Cost:
Investments, at cost	$119,316,251	$33,393,380
Loaned Securities:
at value (included in investments)	$9,734,064	$—

The accompanying notes are an integral part of these financial statements.

8

HOYA CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
INVESTMENT INCOME:
Dividend income	$5,342,568	$515,863
Securities lending income	12,333	—
Total investment income	5,354,901	515,863
EXPENSES:
Investment advisory fee	261,935	52,621
Total expenses	261,935	52,621
Net investment income (loss)	5,092,966	463,242
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,507,755)	(242,004)
In-kind redemptions	221,733	4,385
Net realized gain (loss)	(3,286,022)	(237,619)
Net change in unrealized appreciation (depreciation) on:
Investments	1,381,059	(1,863,129)
Net change in unrealized appreciation (depreciation)	1,381,059	(1,863,129)
Net realized and unrealized gain (loss)	(1,904,963)	(2,100,748)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,188,003	$(1,637,506)

The accompanying notes are an integral part of these financial statements.

9

HOYA CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Hoya Capital High Dividend Yield ETF		Hoya Capital Housing ETF
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$5,092,966	$5,054,958	$463,242	$708,209
Net realized gain (loss)	(3,286,022)	(203,780)	(237,619)	2,770,103
Net change in unrealized appreciation (depreciation)	1,381,059	(2,337,511)	(1,863,129)	(1,798,452)
Net increase (decrease) in net assets from operations	3,188,003	2,513,667	(1,637,506)	1,679,860
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,606,235)	(5,054,958)	(453,375)	(700,610)
From return of capital	—	(4,879,287)	—	(209,811)
Total distributions to shareholders	(5,606,235)	(9,934,245)	(453,375)	(910,421)
CAPITAL TRANSACTIONS:
Shares sold	14,039,394	28,283,950	—	4,532,123
Shares redeemed	(1,735,809)	(6,704,284)	—	(7,815,836)
Net increase (decrease) in net assets from capital transactions	12,303,585	21,579,666	—	(3,283,713)
Net increase (decrease) in net assets	9,885,353	14,159,088	(2,090,881)	(2,514,274)
NET ASSETS:
Beginning of the period	99,260,934	85,101,846	36,854,606	39,368,880
End of the period	$ 109,146,287	$99,260,934	$34,763,725	$36,854,606
SHARES TRANSACTIONS
Shares sold	1,490,000	2,930,000	—	100,000
Shares redeemed	(180,000)	(700,000)	—	(175,000)
Total increase (decrease) in shares outstanding	1,310,000	2,230,000	—	(75,000)

The accompanying notes are an integral part of these financial statements.

10

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$9.58	$10.47	$10.06	$11.28	$14.26	$14.92
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.47	0.52	0.59	0.61	0.62	0.23
Net realized and unrealized gain (loss) on investments(c)	(0.19)	(0.38)	0.85	(0.80)	(2.59)	(0.41)
Total from investment operations	0.28	0.14	1.44	(0.19)	(1.97)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.53)	(0.60)	(0.61)	(0.62)	(0.30)
Net realized gains	—	—	—	—	—	(0.01)
Return of capital	—	(0.50)	(0.43)	(0.42)	(0.39)	(0.17)
Total distributions	(0.51)	(1.03)	(1.03)	(1.03)	(1.01)	(0.48)
ETF transaction fees per share	—	—	0.00(d)	—	—	—
Net asset value, end of period	$9.35	$9.58	$10.47	$10.06	$11.28	$14.26
Total return(e)	3.02%	1.93%	14.82%	−1.33%	−14.20%	−1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,146	$99,261	$85,102	$53,823	$32,385	$21,821
Ratio of expenses to average net assets
Before expense reimbursement/ recoupment(f)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/ recoupment(f)	0.50%	0.50%	0.50%	0.50%	0.36%	0.25%
Ratio of net investment income (loss) to average net assets(f)	9.72%	5.49%	5.68%	5.94%	5.06%	3.42%
Portfolio turnover rate(e)(g)	16%	36%	36%	34%	33%	7%

(a)	Inception date of the Fund was September 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

HOYA CAPITAL HOUSING ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
		2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$47.55	$46.32	$42.45	$35.07	$39.64	$35.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.60	0.91	0.83	0.72	0.63	0.42
Net realized and unrealized gain (loss) on investments(b)	(2.70)	1.49	4.04	7.55	(4.46)	4.71
Total from investment operations	(2.10)	2.40	4.87	8.27	(3.83)	5.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.91)	(0.84)	(0.72)	(0.64)	(0.42)
Net realized gains	—	—	—	—	—	(0.01)
Return of capital	—	(0.26)	(0.16)	(0.17)	(0.10)	(0.13)
Total distributions	(0.59)	(1.17)	(1.00)	(0.89)	(0.74)	(0.56)
Net asset value, end of period	$44.86	$47.55	$46.32	$42.45	$35.07	$39.64
Total return(c)	−4.43%	5.36%	11.51%	23.94%	−9.62%	14.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,764	$36,855	$39,369	$40,323	$35,069	$63,423
Ratio of expenses to average net assets(d)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(d)	2.64%	2.00%	1.81%	1.92%	1.80%	1.03%
Portfolio turnover rate(c)(e)	15%	12%	20%	18%	18%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Hoya Capital High Dividend Yield ETF and Hoya Capital Housing ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Hoya Capital High Dividend Yield ETF is to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index. The investment objective of the Hoya Capital Housing ETF is to track the performance, before fees and expenses, of the Hoya Capital Housing 100™ Index. Hoya Capital High Dividend Yield ETF commenced operations on September 21, 2021 and Hoya Capital Housing ETF commenced operations on March 19, 2019.
The end of the reporting period for the Funds is August 31, 2026. The current fiscal period is the period from March 1, 2026 through August 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access

13

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Hoya Capital High Dividend Yield ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$97,762,052	$—	$—	$97,762,052
Preferred Stocks	10,831,752	—	—	10,831,752
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,099,812
Money Market Funds	414,860	—	—	414,860
Total Investments	$ 109,008,664	$—	$—	$ 119,108,476

Hoya Capital Housing ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,639,243	$—	$—	$34,639,243
Money Market Funds	104,341	—	—	104,341
Total Investments	$34,743,584	$—	$—	$34,743,584

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

14

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

15

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 28, 2026, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Hoya Capital High Dividend Yield ETF	$(421,116)	$421,116
Hoya Capital Housing ETF	(2,504,516)	2,504,516

I.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITEMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hoya Capital Real Estate, LLC (the “Adviser”), serves as the investment adviser to the Funds. An affiliate of the Adviser, Hoya Capital Index Innovations, serves as index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

Hoya Capital High Dividend Yield ETF	0.50%
Hoya Capital Housing ETF	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
Hoya Capital High Dividend Yield ETF may lend up to 331⁄3 percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the

16

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, Hoya Capital High Dividend Yield ETF loaned securities and received cash collateral for the loans.
The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
Hoya Capital High Dividend Yield ETF	$9,734,064	$10,099,812

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Fund’s Statement of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
Hoya Capital High Dividend Yield ETF	$12,333

17

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the period ended August 31, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$ 16,668,402	$ 16,894,988
Hoya Capital Housing ETF	5,229,979	5,207,878

During the period ended August 31, 2026, in-kind transactions associated with the creations and redemptions by the Funds, were as follows:

Fund	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$ 13,757,026	$ 1,705,578
Hoya Capital Housing ETF	—	—

During the period ended August 31, 2026, there were no purchases and sales of long-term U.S. Government securities by the Funds.
NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and compositions of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at February 28, 2026 were as follows:

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
Tax cost of investments	$ 110,569,342	$ 33,763,456
Gross tax unrealized appreciation	9,595,838	7,180,073
Gross tax unrealized depreciation	(14,131,898)	(4,111,094)
Net tax unrealized appreciation (depreciation)	(4,536,060)	3,068,979
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(2,483,239)	(1,547,171)
Distributable earnings (accumulated losses)	$(7,019,299)	$1,521,808

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2026, the Funds did not elect to defer any post-October capital losses or late-year losses.
As of February 28, 2026, the Funds had the following capital loss carryforwards with an indefinite expiration:

Fund	Short-Term	Long-Term
High Capital High Dividend Yield ETF	$ 423,745	$ 2,059,495
Hoya Capital Housing ETF	28,694	1,518,477

18

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the year ended February 28, 2026 were as follows:

Fund	Ordinary Income	Return of Capital
High Capital High Dividend Yield ETF	$ 5,054,958	$ 4,879,287
Hoya Capital Housing ETF	700,610	209,811

The tax character of distributions paid by the Funds during the year ended February 28, 2025 were as follows:

Fund	Ordinary Income	Return of Capital
High Capital High Dividend Yield ETF	$ 4,266,700	$ 3,103,400
Hoya Capital Housing ETF	786,022	146,984

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transaction fees. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated, and the Indexes are expected to be concentrated in housing and real estate-related industries. When the Funds focus their investments in a particular industry or sector, they thereby present a more concentrated risk and their performance will be especially sensitive to developments that significantly affect that industry or group of industries. In addition, the value of shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

19

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Construction and Housing Risk. The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

20

HOYA CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2026, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hoya Capital High Dividend Yield ETF	3.18%
Hoya Capital Housing ETF	48.85%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026 was as follows:

Hoya Capital High Dividend Yield ETF	5.10%
Hoya Capital Housing ETF	44.67%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Hoya Capital High Dividend Yield ETF	0.00%
Hoya Capital Housing ETF	0.00%

21

HOYA CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

22

HOYA CAPITAL ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Hoya Capital Housing ETF (HOMZ)
Hoya Capital High Dividend Yield ETF (RIET)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 11-12, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Hoya Capital Real Estate, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Hoya Capital Housing ETF (“HOMZ”) and the Hoya Capital High Dividend Yield ETF (“RIET”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) comparative performance, fee, and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference nine days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow-up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation

23

HOYA CAPITAL ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended December 31, 2025, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index. The Board further observed that, by successfully tracking each Fund’s underlying index, the Sub-Adviser, serving as each Fund’s trading sub-adviser, had managed each Fund’s portfolio in an appropriate manner.
The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2025, had been included in the Materials, including the FUSE Report, which compared the performance results of each Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of passively managed, ETFs with similar pricing characteristics (each, a “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (each, a “Peer Group”).The Board also reviewed comparisons of each Fund’s returns to those of a broad-based benchmark, the S&P 500 Index, which provides an indication of the performance of U.S. large-cap companies. The Board observed that although each Fund underperformed the benchmark over all periods, the Funds seek exposure to companies involved in the U.S. housing industry and equity REITs, respectively, not broad U.S. large-cap exposure.
HOMZ: The Board noted that HOMZ outperformed the median return of its Peer Group and Peer Universe for the three-year, five-year, and since inception periods and underperformed the median return of its Peer Group and Peer Universe for the one-year period. The Board further noted that the Fund’s Peer Universe is comprised of a mix of passively-managed real estate ETFs.
RIET: The Board noted that RIET underperformed the median return of its Peer Group and Peer Universe for the one-year, three-year, and since inception periods. The Board further noted that the Fund’s Peer Universe is comprised of a mix of passively-managed ETFs providing exposure to the U.S. real estate sector and housing-related industries.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.